CONCENTRATIONS	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
CONCENTRATIONS

22. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivable and other non-current assets. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings in the U.S. and PRC. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

The Group evaluates its concentrations of the continuing operations are as follows:

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2020, 2021 and 2022.

No single supplier represented 10% or more of the Group’s total costs of sales for the years ended December 31, 2020, 2021 and 2022.

No single debtor accounted for 10% or more of the Group’s consolidated accounts receivable and other non-current assets as of December 31, 2021 and 2022.

The debtors who accounted for 10% or more of the Group’s consolidated prepaid and other current assets as follows:

	As of December 31,
	2021		2022
Debtors	RMB	%	RMB	%
Prepaid and other current assets
Purchaser	—	—%	41,788	98%